UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

FORM N-Q

AUGUST 31, 2015

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.7%
Delphi Automotive PLC	56,254	$4,248,302
Gentex Corp.	132,431	2,052,681
Johnson Controls Inc.	66,546	2,737,702
Lear Corp.	26,606	2,734,831

Total Auto Components		11,773,516

Household Durables - 0.7%
Lennar Corp., Class A Shares	50,926	2,592,133
Tempur Sealy International Inc.	35,894	2,620,980	*

Total Household Durables		5,213,113

Household Products - 0.1%
Energizer Holdings Inc.	19,545	816,199

Internet & Catalog Retail - 1.1%
Amazon.com Inc.	14,357	7,363,562	*

Leisure Products - 0.4%
Hasbro Inc.	36,759	2,741,854

Media - 4.6%
CBS Corp., Class B Shares	96,010	4,343,492
Comcast Corp., Class A Shares	127,478	7,180,836
Time Warner Cable Inc.	23,525	4,376,121
Time Warner Inc.	67,394	4,791,713
Viacom Inc., Class B Shares	46,590	1,899,474
Walt Disney Co.	94,768	9,654,964

Total Media		32,246,600

Multiline Retail - 0.5%
Kohl’s Corp.	39,075	1,993,997
Macy’s Inc.	19,548	1,145,709

Total Multiline Retail		3,139,706

Specialty Retail - 5.1%
Foot Locker Inc.	65,669	4,648,708
Gap Inc.	128,607	4,219,596
Home Depot Inc.	109,863	12,794,645
Lowe’s Cos. Inc.	80,688	5,581,189
TJX Cos. Inc.	57,729	4,059,503
Tractor Supply Co.	18,123	1,546,073
Williams-Sonoma Inc.	33,854	2,573,920

Total Specialty Retail		35,423,634

Textiles, Apparel & Luxury Goods - 2.4%
Hanesbrands Inc.	46,902	1,412,219
NIKE Inc., Class B Shares	66,909	7,477,081
PVH Corp.	45,886	5,459,516
V.F. Corp.	30,233	2,189,776

Total Textiles, Apparel & Luxury Goods		16,538,592

TOTAL CONSUMER DISCRETIONARY		115,256,776

CONSUMER STAPLES - 8.2%
Beverages - 2.2%
Coca-Cola Co.	99,946	3,929,877
Monster Beverage Corp.	13,577	1,879,871	*
PepsiCo Inc.	100,978	9,383,886

Total Beverages		15,193,634

Food & Staples Retailing - 3.2%
CVS Health Corp.	103,567	10,605,261
Kroger Co.	142,474	4,915,353
Wal-Mart Stores Inc.	27,234	1,762,857
Walgreens Boots Alliance Inc.	53,223	4,606,450

Total Food & Staples Retailing		21,889,921

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	SHARES	VALUE
Food Products - 0.9%
Archer-Daniels-Midland Co.	80,923	$3,640,726
Tyson Foods Inc., Class A Shares	68,678	2,903,706

Total Food Products		6,544,432

Household Products - 1.4%
Church & Dwight Co. Inc.	19,324	1,667,275
Kimberly-Clark Corp.	37,048	3,946,723
Procter & Gamble Co.	57,802	4,084,867

Total Household Products		9,698,865

Tobacco - 0.5%
Altria Group Inc.	44,093	2,362,503
Philip Morris International Inc.	15,178	1,211,204

Total Tobacco		3,573,707

TOTAL CONSUMER STAPLES		56,900,559

ENERGY - 7.5%
Energy Equipment & Services - 2.0%
Baker Hughes Inc.	27,702	1,551,312
Cameron International Corp.	83,661	5,585,209	*
Halliburton Co.	58,055	2,284,464
Noble Corp. PLC	126,600	1,648,332
Schlumberger Ltd.	19,644	1,519,856
Superior Energy Services Inc.	72,442	1,152,552

Total Energy Equipment & Services		13,741,725

Oil, Gas & Consumable Fuels - 5.5%
Chevron Corp.	37,324	3,022,871
ConocoPhillips	36,045	1,771,612
Energen Corp.	38,503	2,002,156
EOG Resources Inc.	38,132	2,986,117
EP Energy Corp., Class A Shares	190,828	1,352,971	*
EQT Corp.	17,441	1,357,259
Exxon Mobil Corp.	115,373	8,680,664
Marathon Petroleum Corp.	101,024	4,779,445
Phillips 66	16,790	1,327,585
QEP Resources Inc.	92,745	1,302,140
Tesoro Corp.	26,415	2,430,444
Valero Energy Corp.	98,915	5,869,616
WPX Energy Inc.	167,499	1,224,418	*

Total Oil, Gas & Consumable Fuels		38,107,298

TOTAL ENERGY		51,849,023

FINANCIALS - 14.3%
Banks - 6.0%
Bank of America Corp.	392,675	6,416,310
Citigroup Inc.	133,898	7,160,865
Fifth Third Bancorp	71,094	1,416,192
JPMorgan Chase & Co.	173,447	11,117,953
Regions Financial Corp.	433,841	4,160,535
SunTrust Banks Inc.	49,961	2,016,926
U.S. Bancorp	51,991	2,201,819
Wells Fargo & Co.	130,422	6,955,405

Total Banks		41,446,005

Capital Markets - 1.3%
Ameriprise Financial Inc.	43,158	4,862,612
BlackRock Inc.	3,571	1,080,120
Goldman Sachs Group Inc.	16,917	3,190,546

Total Capital Markets		9,133,278

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	SHARES	VALUE
Consumer Finance - 1.1%
American Express Co.	17,284	$1,326,028
Discover Financial Services	115,426	6,201,839

Total Consumer Finance		7,527,867

Diversified Financial Services - 0.8%
Berkshire Hathaway Inc., Class B Shares	17,338	2,323,986	*
Principal Financial Group Inc.	66,927	3,369,774

Total Diversified Financial Services		5,693,760

Insurance - 3.3%
American International Group Inc.	116,401	7,023,636
Assured Guaranty Ltd.	84,465	2,133,586
FNF Group	44,953	1,636,739
Hartford Financial Services Group Inc.	89,311	4,103,841
MetLife Inc.	88,592	4,438,459
Travelers Cos. Inc.	37,904	3,773,343

Total Insurance		23,109,604

Real Estate Investment Trusts (REITs) - 1.2%
Camden Property Trust	21,345	1,537,480
Care Capital Properties Inc.	14,529	461,869	*
Equity Lifestyle Properties Inc.	34,701	1,934,928
HCP Inc.	36,544	1,354,321
Ventas Inc.	52,490	2,888,000

Total Real Estate Investment Trusts (REITs)		8,176,598

Real Estate Management & Development - 0.6%
CBRE Group Inc., Class A Shares	87,096	2,788,814	*
Realogy Holdings Corp.	40,496	1,631,989	*

Total Real Estate Management & Development		4,420,803

TOTAL FINANCIALS		99,507,915

HEALTH CARE - 14.8%
Biotechnology - 5.2%
Alexion Pharmaceuticals Inc.	14,888	2,563,565	*
Amgen Inc.	45,978	6,978,541
Biogen Inc.	15,837	4,708,340	*
Celgene Corp.	42,524	5,021,234	*
Gilead Sciences Inc.	94,522	9,931,427	*
Medivation Inc.	38,331	3,375,428	*
Regeneron Pharmaceuticals Inc.	7,213	3,703,875	*

Total Biotechnology		36,282,410

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	30,398	1,376,725
Align Technology Inc.	49,113	2,779,796	*
Edwards Lifesciences Corp.	19,617	2,763,643	*
Medtronic PLC	29,403	2,125,543

Total Health Care Equipment & Supplies		9,045,707

Health Care Providers & Services - 4.0%
Aetna Inc.	37,083	4,246,745
Cardinal Health Inc.	41,584	3,421,116
CIGNA Corp.	40,209	5,661,025
Express Scripts Holding Co.	60,665	5,071,594	*
McKesson Corp.	23,245	4,592,747
UnitedHealth Group Inc.	43,804	5,068,123

Total Health Care Providers & Services		28,061,350

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 0.3%
Charles River Laboratories International Inc.	28,507	$1,963,847	*

Pharmaceuticals - 4.0%
AbbVie Inc.	87,995	5,491,768
Allergan PLC	9,637	2,927,142	*
Eli Lilly & Co.	24,650	2,029,928
Johnson & Johnson	62,934	5,914,537
Merck & Co. Inc.	35,708	1,922,876
Mylan NV	27,144	1,346,071	*
Pfizer Inc.	190,145	6,126,472
Zoetis Inc.	45,313	2,033,194

Total Pharmaceuticals		27,791,988

TOTAL HEALTH CARE		103,145,302

INDUSTRIALS - 9.8%
Aerospace & Defense - 4.8%
Boeing Co.	63,964	8,358,815
General Dynamics Corp.	39,939	5,672,536
Honeywell International Inc.	49,193	4,883,389
L-3 Communications Holdings Inc.	21,758	2,294,816
Northrop Grumman Corp.	39,212	6,420,573
United Technologies Corp.	63,632	5,829,328

Total Aerospace & Defense		33,459,457

Airlines - 1.8%
Delta Air Lines Inc.	135,007	5,910,606
Southwest Airlines Co.	178,504	6,551,097

Total Airlines		12,461,703

Commercial Services & Supplies - 0.5%
Tyco International PLC	85,148	3,090,021

Industrial Conglomerates - 0.8%
General Electric Co.	233,905	5,805,522

Machinery - 1.4%
Cummins Inc.	18,508	2,253,349
Illinois Tool Works Inc.	37,562	3,175,116
Ingersoll-Rand PLC	40,825	2,257,214
Trinity Industries Inc.	73,937	1,995,560

Total Machinery		9,681,239

Road & Rail - 0.5%
Union Pacific Corp.	39,732	3,406,622

TOTAL INDUSTRIALS		67,904,564

INFORMATION TECHNOLOGY - 21.1%
Communications Equipment - 2.9%
Brocade Communications Systems Inc.	267,019	2,843,752
Cisco Systems Inc.	405,560	10,495,893
Juniper Networks Inc.	155,933	4,009,038
QUALCOMM Inc.	55,847	3,159,823

Total Communications Equipment		20,508,506

Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics Inc.	52,659	2,944,691	*
Avnet Inc.	76,072	3,225,453

Total Electronic Equipment, Instruments & Components		6,170,144

Internet Software & Services - 2.9%
eBay Inc.	33,138	898,371	*
Facebook Inc., Class A Shares	80,014	7,155,652	*
Google Inc., Class A Shares	13,603	8,812,296	*
Google Inc., Class C Shares	4,793	2,963,272	*

Total Internet Software & Services		19,829,591

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	SHARES	VALUE
IT Services - 2.2%
MasterCard Inc., Class A Shares	52,729	$4,870,578
PayPal Holdings Inc.	33,138	1,159,830	*
Visa Inc., Class A Shares	81,559	5,815,156
Xerox Corp.	308,581	3,138,269

Total IT Services		14,983,833

Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials Inc.	165,448	2,661,231
First Solar Inc.	34,666	1,658,421	*
Intel Corp.	246,649	7,039,363
Marvell Technology Group Ltd.	255,974	2,884,827
Maxim Integrated Products Inc.	72,042	2,425,654
Micron Technology Inc.	218,435	3,584,518	*
Skyworks Solutions Inc.	36,647	3,201,116
Texas Instruments Inc.	93,967	4,495,381

Total Semiconductors & Semiconductor Equipment		27,950,511

Software - 2.3%
Fortinet Inc.	118,646	4,999,743	*
Microsoft Corp.	175,535	7,639,283
Oracle Corp.	47,335	1,755,655
Red Hat Inc.	21,195	1,530,491	*

Total Software		15,925,172

Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc.	282,672	31,874,095
Hewlett-Packard Co.	168,761	4,735,434
International Business Machines Corp.	9,743	1,440,892
Western Digital Corp.	38,619	3,165,213

Total Technology Hardware, Storage & Peripherals		41,215,634

TOTAL INFORMATION TECHNOLOGY		146,583,391

MATERIALS - 4.3%
Chemicals - 1.3%
Ashland Inc.	18,576	1,949,923
Huntsman Corp.	94,129	1,555,952
LyondellBasell Industries NV, Class A Shares	51,933	4,434,040
PPG Industries Inc.	14,239	1,356,834

Total Chemicals		9,296,749

Containers & Packaging - 1.5%
Avery Dennison Corp.	51,909	3,014,875
Packaging Corp. of America	44,614	2,994,046
Sealed Air Corp.	32,165	1,654,889
WestRock Co.	47,010	2,790,043

Total Containers & Packaging		10,453,853

Metals & Mining - 0.9%
Alcoa Inc.	286,694	2,709,258
Steel Dynamics Inc.	70,678	1,376,808
United States Steel Corp.	119,277	1,953,757

Total Metals & Mining		6,039,823

See Notes to Schedule of Investments.

QS BATTERYMARCH U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2015

SECURITY	SHARES	VALUE
Paper & Forest Products - 0.6%
International Paper Co.	98,095	$4,231,818

TOTAL MATERIALS		30,022,243

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T Inc.	111,606	3,705,319
Verizon Communications Inc.	48,006	2,208,756

TOTAL TELECOMMUNICATION SERVICES		5,914,075

UTILITIES - 1.9%
Electric Utilities - 1.2%
American Electric Power Co. Inc.	67,132	3,644,596
Edison International	76,576	4,478,165

Total Electric Utilities		8,122,761

Multi-Utilities - 0.5%
CMS Energy Corp.	73,047	2,394,481
WEC Energy Group Inc.	26,937	1,283,548

Total Multi-Utilities		3,678,029

Water Utilities - 0.2%
Aqua America Inc.	45,820	1,161,995

TOTAL UTILITIES		12,962,785

TOTAL INVESTMENTS - 99.3% (Cost - $545,070,822#)		690,046,633
Other Assets in Excess of Liabilities - 0.7%		4,673,324

TOTAL NET ASSETS - 100.0%		$694,719,957

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$690,046,633	—	—	$690,046,633

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At August 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$166,484,800
Gross unrealized depreciation	(21,508,989)

Net unrealized appreciation	$144,975,811

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 21, 2015